Other Comprehensive Income (Loss), Reclassification out of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Interest and other, net	$ 43	$ (151)	$ 94
Gains (losses) on equity investments, net	411	471	141
Income before taxes	15,801	12,611	14,873
Cost of sales	(20,261)	(21,187)	(20,190)
Research and development	(11,537)	(10,611)	(10,148)
Marketing, general and administrative	(8,136)	(8,088)	(8,057)
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax	6	4	5
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax	37	101	90
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Income before taxes	86	11	14
Unrealized holding gains (losses) on available-for-sale investments [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Interest and other, net	10	8	(8)
Gains (losses) on equity investments, net	132	138	195
Income before taxes	142	146	187
Unrealized holding gains (losses) on derivatives [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Income before taxes	(13)	(30)	(78)
Unrealized holding gains (losses) on derivatives [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Currency Forwards [Member]
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	(31)	(61)	11
Research and development	18	30	(63)
Marketing, general and administrative	2	0	(25)
Unrealized holding gains (losses) on derivatives [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Other Instruments [Member]
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	(2)	1	(1)
Prior service credits (costs) [Member]
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax	(6)	(4)	(5)
Actuarial gains (losses) [Member]
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax	(37)	(101)	(90)
Amortization of pension and postretirement benefit components [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Income before taxes	$ (43)	$ (105)	$ (95)